Operating expenses	6 Months Ended
Jun. 30, 2023
Operating Expenses [Abstract]
Operating expenses
Note 5: Operating expenses

	Half-year to 30 Jun 2023 £m	Half-year to 30 Jun 2022 £m

Staff costs	1,934	1,907
Premises and equipment costs	167	126
Other expenses	1,418	1,185
Depreciation and amortisation	1,310	1,187
Total operating expenses	4,829	4,405